ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassifications from AOCL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax benefit	$ (8,238)	$ (4,715)	$ (4,362)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains and (Losses) on Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gain on sale of securities transactions	(167)	(82)	(77)
Tax benefit	59	29	27
Net of Tax	$ (108)	$ (53)	$ (50)